Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature - Depreciation, Amortization and Impairment Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Depreciation and impairment of property, plant and equipment, cost of sales	[1]	R$ 2,980.4	R$ 2,671.6	R$ 2,681.9
Amortization of intangible assets, cost of sales	[1]	15.7	12.4	10.3
Depreciation and impairment of property, plant and equipment, distribution expenses		441.7	649.0	570.9
Amortization of intangible assets, distribution expenses
Depreciation and impairment of property, plant and equipment, sales and marketing expenses		787.9	557.7	586.0
Amortization of intangible assets, sales and marketing expenses		219.9	319.4	117.1
Depreciation and impairment of property, plant and equipment, administrative expenses		453.6	272.0	306.9
Amortization of intangible assets, administrative expenses		276.1	195.5	175.2
Depreciation and impairment of property, plant and equipment		4,663.6	4,150.3	4,145.7
Amortization of intangible assets		R$ 511.7	R$ 527.3	R$ 302.6

[1]	These amounts added to R$2,175.1 (R$1,976.6 as at December 31, 2019) mentioned in Note 9 - Payroll and related benefits, total R$7,350.4 (R$4,660.7 as at December 31, 2019). The remaining amount of R$19,715.7 (R$17,017.5 as at December 31, 2019), recorded in the cost of sales, refers to other production costs.